Employee benefits - Defined benefit plan expense (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of defined benefit plans [line items]
Current service cost	$ 13,734,000	$ 13,053,000
Past service cost	(288,000)	0
Net interest on net defined benefit obligations or assets	2,998,000	51,000
Administration expenses	1,784,000	1,575,000
Defined benefit plan expenses	18,228,000	14,679,000
Costs of services, selling and administrative
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	13,446,000	13,053,000
Net finance costs
Disclosure of defined benefit plans [line items]
Defined benefit plan expenses	$ 4,782,000	$ 1,626,000